Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties	Related Parties
In November 2023, the Company entered a commercial agreement with Flexport following the sale of the Shopify Logistics businesses in the second quarter of 2023. Under the terms of the commercial agreement, the Company will earn a share of revenues for orders processed or otherwise sent through services provided by the Company. Transactions between the Company and Flexport under the commercial agreement will be eliminated from the Company's share of income and loss in the investee, including amortization of the basis difference, presented as "Net loss on equity method investment" in the consolidated statement of operations and comprehensive income (loss).

In December 2023, the Company made a separate investment in Flexport with the purchase of convertible notes of $260. This investment is classified within "Equity and other investments" and the Company has elected to account for it using the fair value option.